Retirement Plans (Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Plans [Abstract]
Defined contribution plans expense	$ 16,502	$ 22,025	$ 14,467